Goodwill and other intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of reconciliation of changes in intangible assets and goodwill [abstract]
Summary of Goodwill and Other Intangible Assets

	Goodwill	Brands	Software	Management agreements	Other intangibles	Total
	$m	$m	$m	$m	$m	$m
Cost
At 1 January 2024	516	439	825	122	24	1,926
Additions	–	–	48	–	1	49
Fully amortised assets written off	–	–	(49)	–	(1)	(50)
Disposals	–	–	(4)	–	–	(4)
Exchange and other adjustments	(5)	–	–	–	–	(5)
At 31 December 2024	511	439	820	122	24	1,916
Additions	–	136	49	–	–	185
Fully amortised assets written off	–	–	(87)	–	–	(87)
Exchange and other adjustments	7	15	1	–	1	24
At 31 December 2025	518	590	783	122	25	2,038
Amortisation and impairment
At 1 January 2024	(180)	–	(528)	(103)	(16)	(827)
Provided	–	–	(17)	(1)	(1)	(19)
System Fund expense	–	–	(77)	–	(1)	(78)
Impairment charge	–	–	(2)	–	–	(2)
System Fund impairment charge	–	–	(3)	–	–	(3)
Fully amortised assets written off	–	–	49	–	1	50
Disposals	–	–	4	–	–	4
Exchange and other adjustments	–	–	1	–	–	1
At 31 December 2024	(180)	–	(573)	(104)	(17)	(874)
Provided	–	–	(14)	(1)	(1)	(16)
System Fund expense	–	–	(75)	–	–	(75)
Fully amortised assets written off	–	–	87	–	–	87
Exchange and other adjustments	(3)	–	–	(1)	(1)	(5)
At 31 December 2025	(183)	–	(575)	(106)	(19)	(883)

Net book value
At 31 December 2025	335	590	208	16	6	1,155
At 31 December 2024	331	439	247	18	7	1,042
At 1 January 2024	336	439	297	19	8	1,099

Summary of Goodwill and Brands to CGUs	Allocation of goodwill and brands to CGUs

	Americas (group of CGUs)	EMEAA (group of CGUs)	Greater China	Total
	$m	$m	$m	$m
At 1 January 2024[a]	282	415	78	775
Allocation adjustments[a]	3	(3)	–	–
Exchange adjustments	–	(5)	–	(5)
At 31 December 2024[a]	285	407	78	770
Additions	–	136	–	136
Allocation adjustments	(14)	13	1	–
Exchange adjustments	–	19	–	19
At 31 December 2025	271	575	79	925

Analysed as:
Goodwill	132	195	8	335
Brands	139	380	71	590
a.The Group has revised the methodology used to allocate brands to groups of CGUs. Brands, which are corporate assets for the purpose of impairment testing, were previously allocated based on long-term trading expectations at the time the asset was acquired. They are now allocated based on the current distribution of open and pipeline rooms to better reflect their deployment across the groups of CGUs at each reporting date. The change in policy reduced the allocation to Americas at 31 December 2025 by $173m (2024: $134m) and increased the allocation to EMEAA and Greater China by
$124m (2024: $80m) and $49m (2024: $54m), respectively. No impairments arose under either policy. There is no change to the allocation of goodwill.

Summary of Terminal Growth Rates and Discount Rates Used in Impairment Tests	The weighted average terminal growth rates and pre-tax discount rates are as follows:

	2025		2024
	Terminal growth rate	Pre-tax discount rate	Terminal growth rate	Pre-tax discount rate
	%	%	%	%
Americas	2.0	12.0	2.1	11.6
EMEAA	2.3	12.9	2.5	13.6
Greater China	2.5	9.9	2.5	10.5